Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 2,155,000	$ 1,984,000
Accumulated depreciation	(518,000)	(376,000)
Premises and equipment, net	1,637,000	1,608,000
Depreciation expense	142,000	106,000
Operating Leases [Abstract]
Term of new lease	10 years
Renewal option	5 years
Rent expense	119,000	46,000
607-609 Lakeside Drive Office [Member]
Operating Leases [Abstract]
Rent expense		8,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	208,000	208,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	900,000	883,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	352,000	346,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 695,000	$ 547,000